Condensed Consolidated Interim Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000	75,000,000	75,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		1,590,000	1,579,000	10,167,000	1,692,000
Common stock, shares outstanding		1,590,000	1,579,000	10,167,000	1,692,000
Previously Reported [Member]
Common stock, shares issued			55,305,000
Common stock, shares outstanding			55,305,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock, shares authorized	5,000,000
Common stock, shares authorized	75,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	42,323,759			12,167,679
Common stock, shares outstanding	42,323,759			12,167,679
Preferred Stock Series A [Member]
Preferred Stock, shares issued		279,000	279,000	279,000	279,000
Preferred stock, shares outstanding		279,000	279,000	279,000	279,000
Preferred Stock Series A [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock, shares authorized	278,530			16,912,843
Preferred stock, par value	$ 1			$ 0.001
Preferred Stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred Stock Series C [Member]
Preferred Stock, shares issued		0	14,000	14,000	14,000
Preferred stock, shares outstanding		0	14,000	14,000	14,000